UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Report to Stockholders.

(a)

Congress Intermediate Bond ETF
CAFX (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Congress Intermediate Bond ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://etfs.congressasset.com/intermediate-bond-etf. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress Intermediate Bond ETF	$17	0.35%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$325,430,022
Number of Holdings	49
Net Advisory Fee	$616,489
Portfolio Turnover	36%
30-Day SEC Yield	4.03%
30-Day SEC Yield Unsubsidized	4.03%
Congress Intermediate Bond ETF	PAGE 1	TSR-SAR-74316P587

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Federal National Mortgage Association	9.1%
First American Treasury Obligations Fund - Class X	4.9%
United States Treasury Note/Bond	4.2%
United States Treasury Note/Bond	4.2%
United States Treasury Note/Bond	4.0%
United States Treasury Note/Bond	3.6%
United States Treasury Note/Bond	3.6%
Morgan Stanley	3.1%
United States Treasury Note/Bond	3.1%
Eaton Corp.	3.0%

Industry	(% of Net Assets)
Public Finance Activities	37.5%
Institutions Only-NJ	9.5%
Diversified Telecommunication Services	7.1%
Banks	6.7%
Telecommunications	6.3%
Capital Markets	5.5%
Auto Manufacturers	5.2%
Oil & Gas	3.8%
Mining	3.7%
Cash & Other	14.7%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/intermediate-bond-etf
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Intermediate Bond ETF	PAGE 2	TSR-SAR-74316P587

Congress Large Cap Growth ETF
CAML (Principal U.S. Listing Exchange: NYSE Arca )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Congress Large Cap Growth ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://etfs.congressasset.com/large-cap-growth-etf. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress Large Cap Growth ETF	$32	0.65%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$375,024,401
Number of Holdings	38
Net Advisory Fee	$1,096,253
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	6.6%
Apple, Inc.	5.4%
Alphabet, Inc. - Class A	5.0%
Microsoft Corp.	5.0%
Arista Networks, Inc.	4.7%
Broadcom, Inc.	4.7%
GE Vernova, Inc.	3.9%
Eaton Corp. PLC	3.4%
Amazon.com, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%

Industry	(% of Net Assets)
Semiconductors & Semiconductor Equipment	14.9%
Interactive Media & Services	7.7%
Software	7.4%
Electrical Equipment	7.3%
Capital Markets	6.0%
Technology Hardware, Storage & Peripherals	5.4%
Specialty Retail	5.1%
Communications Equipment	4.7%
IT Services	3.7%
Cash & Other	37.8%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/large-cap-growth-etf
Congress Large Cap Growth ETF	PAGE 1	TSR-SAR-74316P637

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth ETF	PAGE 2	TSR-SAR-74316P637

Congress SMid Growth ETF
CSMD (Principal U.S. Listing Exchange: NYSE Arca )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Congress SMid Growth ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://etfs.congressasset.com/smid-growth-etf. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress SMid Growth ETF	$33	0.68%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$433,263,111
Number of Holdings	45
Net Advisory Fee	$1,439,389
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
nVent Electric PLC	4.7%
Sterling Infrastructure, Inc.	4.6%
Comfort Systems USA, Inc.	4.4%
Curtiss-Wright Corp.	4.4%
Valmont Industries, Inc.	3.8%
Rambus, Inc.	3.6%
Carpenter Technology Corp.	3.0%
BJ’s Wholesale Club Holdings, Inc.	2.8%
Penumbra, Inc.	2.8%
Rubrik, Inc. - Class A	2.6%

Industry	(% of Net Assets)
Construction & Engineering	12.8%
Health Care Equipment & Supplies	12.0%
Aerospace & Defense	9.5%
Semiconductors & Semiconductor Equipment	7.2%
Electronic Equipment, Instruments & Components	6.8%
Specialty Retail	5.8%
Software	5.7%
Electrical Equipment	4.7%
Life Sciences Tools & Services	4.0%
Cash & Other	31.5%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/smid-growth-etf
Congress SMid Growth ETF	PAGE 1	TSR-SAR-74316P645

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress SMid Growth ETF	PAGE 2	TSR-SAR-74316P645

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONGRESS ETFs
Congress Intermediate Bond ETF
Congress Large Cap Growth ETF
Congress SMid Growth ETF
Core Financial Statements
April 30, 2026 (Unaudited)

CONGRESS INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 52.4%
Auto Manufacturers - 5.2%
Hyundai Capital America
4.88%, 06/23/2027(a)	$3,000,000	$3,011,729
5.30%, 01/08/2030(a)	5,000,000	5,083,225
Mercedes-Benz Finance North America LLC
5.10%, 11/15/2029(a)	1,800,000	1,828,524
5.00%, 04/01/2030(a)	7,000,000	7,088,070
		17,011,548
Automobiles - 1.8%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	5,750,000	5,724,971
Banks - 6.7%
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	7,420,000	7,297,417
JPMorgan Chase & Co., 5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	7,119,000	7,198,585
Wells Fargo & Co., 3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028	7,250,000	7,188,194
		21,684,196
Capital Markets - 5.5%
Goldman Sachs Group, Inc., 6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	7,485,000	7,814,421
Morgan Stanley, 4.99% (SOFR + 1.38%), 04/12/2029	10,000,000	10,083,828
		17,898,249
Diversified Telecommunication Services - 7.1%
AT&T, Inc., 2.75%, 06/01/2031	7,692,000	7,021,849
Comcast Corp., 5.17%, 01/15/2037(a)	7,027,000	6,850,221
Verizon Communications, Inc.
5.00%, 01/15/2036	3,000,000	2,929,860
5.40%, 07/02/2037	6,442,000	6,423,202
		23,225,132
Electric - 2.1%
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030	6,850,000	6,971,031
Electrical Equipment - 3.0%
Eaton Corp., 4.20%, 03/06/2031	10,000,000	9,860,986
Mining - 3.7%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	6,715,000	6,871,343
Rio Tinto Finance USA PLC, 4.88%, 03/14/2030	5,003,000	5,077,405
		11,948,748

	Par	Value
Oil & Gas - 3.8%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	$3,356,000	$3,036,211
4.81%, 02/13/2033	4,950,000	4,964,213
ConocoPhillips Co., 4.70%, 01/15/2030	4,370,000	4,411,686
		12,412,110
Oil, Gas & Consumable Fuels - 3.1%
TotalEnergies Capital USA LLC, 4.57%, 01/13/2033	6,500,000	6,427,782
Williams Cos., Inc., 3.75%, 06/15/2027	3,463,000	3,439,959
		9,867,741
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp., 3.75%, 03/25/2027	4,375,000	4,357,933
Specialty Retail - 2.8%
Lowe’s Cos., Inc., 3.75%, 04/01/2032	9,450,000	8,975,249
Telecommunications - 6.3%
British Telecommunications PLC, 9.63%, 12/15/2030(b)	7,500,000	8,942,901
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030(b)	5,500,000	6,303,384
T-Mobile USA, Inc., 3.88%, 04/15/2030	5,400,000	5,257,874
		20,504,159
TOTAL CORPORATE BONDS (Cost $170,609,836)		170,442,053
U.S. TREASURY SECURITIES - 37.5%
United States Treasury Note/Bond
4.13%, 11/15/2027	13,750,000	13,799,414
4.25%, 01/15/2028	10,000,000	10,058,984
4.13%, 07/31/2028	12,800,000	12,863,000
3.50%, 03/15/2029	12,000,000	11,867,813
3.63%, 08/31/2029	5,066,000	5,015,934
4.63%, 09/30/2030	3,616,000	3,706,117
4.25%, 02/28/2031	2,516,000	2,540,177
3.63%, 09/30/2031	12,050,000	11,788,289
4.00%, 06/30/2032	9,000,000	8,928,633
4.13%, 11/15/2032	9,045,000	9,015,674
4.50%, 11/15/2033	9,479,000	9,631,923
4.25%, 11/15/2034	13,800,000	13,731,000
4.63%, 02/15/2035	9,000,000	9,189,141
TOTAL U.S. TREASURY SECURITIES (Cost $122,332,788)		122,136,099

The accompanying notes are an integral part of these financial statements.

1

CONGRESS INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
Federal National Mortgage Association, Series 2024-34, Class AC, 5.50%, 12/25/2050	$29,466,965	$29,624,256
Government National Mortgage Association, D Series 2024-61, Class D, 5.75%, 08/20/2047	1,418,757	1,419,142
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,992,925)		31,043,398
ASSET-BACKED SECURITIES - 3.7%
Ford Credit Auto Owner Trust, Series 2023-A, Class A3, 4.65%, 02/15/2028	442,308	443,092
GM Financial Leasing Trust, Series 2024-2, Class A4, 5.36%, 05/22/2028	4,500,000	4,520,652
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/2027	1,456,037	1,460,198
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A2A, 3.86%, 03/15/2028	3,549,000	3,544,300
World Omni Auto Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	1,911,099	1,913,093
TOTAL ASSET-BACKED SECURITIES (Cost $11,890,634)		11,881,335

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.9%
First American Treasury Obligations Fund - Class X, 3.59%(c)	16,025,229	16,025,229
TOTAL MONEY MARKET FUNDS (Cost $16,025,229)		16,025,229
TOTAL INVESTMENTS - 108.0% (Cost $351,851,412)		$351,528,114
Liabilities in Excess of Other Assets - (8.0)%		(26,098,092)
TOTAL NET ASSETS - 100.0%		$325,430,022

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $23,861,769 or 7.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

CONGRESS LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 3.2%
Howmet Aerospace, Inc.	49,161	$11,948,089
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc.(a)	15,591	4,825,259
Broadline Retail - 3.2%
Amazon.com, Inc.(a)	45,214	11,984,423
Capital Markets - 6.0%
Goldman Sachs Group, Inc.	9,727	8,985,511
Interactive Brokers Group, Inc. - Class A	92,982	7,392,069
Moody’s Corp.	13,468	6,220,196
		22,597,776
Chemicals - 2.1%
Ecolab, Inc.	30,173	7,863,084
Communications Equipment - 4.7%
Arista Networks, Inc.(a)	101,451	17,521,602
Consumer Staples Distribution & Retail - 2.6%
Costco Wholesale Corp.	9,443	9,580,207
Electrical Equipment - 7.3%
Eaton Corp. PLC	29,360	12,713,173
GE Vernova, Inc.	13,565	14,697,135
		27,410,308
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. - Class A	50,245	7,399,581
Entertainment - 1.8%
TKO Group Holdings, Inc.	36,187	6,734,039
Financial Services - 2.5%
Visa, Inc. - Class A	27,898	9,201,876
Ground Transportation - 1.7%
Uber Technologies, Inc.(a)	84,309	6,290,294
Health Care Equipment & Supplies - 3.4%
IDEXX Laboratories, Inc.(a)	8,790	4,929,432
Intuitive Surgical, Inc.(a)	17,316	7,923,975
		12,853,407
Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	24,721	8,011,334
Interactive Media & Services - 7.7%
Alphabet, Inc. - Class A	48,737	18,753,998
Meta Platforms, Inc. - Class A	16,728	10,236,030
		28,990,028

	Shares	Value
IT Services - 3.7%
MongoDB, Inc.(a)	29,362	$7,364,871
Shopify, Inc. - Class A(a)	55,355	6,705,151
		14,070,022
Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific, Inc.	14,749	7,064,181
Machinery - 2.1%
Parker-Hannifin Corp.	8,802	8,004,715
Oil, Gas & Consumable Fuels - 2.4%
Williams Cos., Inc.	117,684	8,980,466
Pharmaceuticals - 1.5%
Eli Lilly & Co.	6,210	5,803,866
Semiconductors & Semiconductor Equipment - 14.9%
ARM Holdings PLC - ADR(a)	29,020	6,103,486
ASML Holding NV	5,135	7,389,214
Broadcom, Inc.	41,778	17,439,391
NVIDIA Corp.	124,337	24,813,935
		55,746,026
Software - 7.4%
Microsoft Corp.	45,987	18,752,579
Palantir Technologies, Inc. - Class A(a)	31,857	4,431,627
ServiceNow, Inc.(a)	52,910	4,672,482
		27,856,688
Specialty Retail - 5.1%
O’Reilly Automotive, Inc.(a)	80,286	7,980,428
TJX Cos., Inc.	71,440	11,198,220
		19,178,648
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	74,616	20,247,052
TOTAL COMMON STOCKS (Cost $283,754,351)		360,162,971
REAL ESTATE INVESTMENT TRUSTS - 2.6%
Health Care REITs - 2.6%
Welltower, Inc.	44,351	9,639,247
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,409,958)		9,639,247

The accompanying notes are an integral part of these financial statements.

3

CONGRESS LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Treasury Obligations Fund - Class X, 3.59%(b)	5,408,785	$5,408,785
TOTAL MONEY MARKET FUNDS (Cost $5,408,785)		5,408,785
TOTAL INVESTMENTS - 100.0% (Cost $296,573,094)		$375,211,003
Liabilities in Excess of Other Assets - (0.0)%(c)		(186,602)
TOTAL NET ASSETS - 100.0%		$375,024,401

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

CONGRESS SMID GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 9.5%
Carpenter Technology Corp.	30,263	$12,958,616
Curtiss-Wright Corp.	26,284	18,929,737
Karman Holdings, Inc.(a)	136,349	9,269,005
		41,157,358
Beverages - 1.6%
Celsius Holdings, Inc.(a)	210,082	7,052,453
Biotechnology - 2.3%
Halozyme Therapeutics, Inc.(a)	156,567	9,967,055
Broadline Retail - 1.7%
Ollie’s Bargain Outlet Holdings, Inc.(a)	84,805	7,336,481
Capital Markets - 1.9%
PJT Partners, Inc. - Class A	52,554	8,027,098
Chemicals - 2.3%
Hawkins, Inc.	59,752	10,005,472
Construction & Engineering - 12.8%
Comfort Systems USA, Inc.	10,381	19,103,635
Sterling Infrastructure, Inc.(a)	38,977	20,097,321
Valmont Industries, Inc.	32,392	16,456,432
		55,657,388
Consumer Staples Distribution & Retail - 2.8%
BJ’s Wholesale Club Holdings, Inc.(a)	128,951	12,107,209
Containers & Packaging - 1.4%
Avery Dennison Corp.	36,291	5,949,184
Electrical Equipment - 4.7%
nVent Electric PLC	143,864	20,558,166
Electronic Equipment, Instruments & Components - 6.8%
Badger Meter, Inc.	39,174	4,736,528
CDW Corp.	44,428	6,082,638
Mirion Technologies, Inc.(a)	414,324	8,182,899
Novanta, Inc.(a)	79,527	10,301,132
		29,303,197
Financial Services - 1.7%
Affirm Holdings, Inc.(a)	112,003	7,199,553
Health Care Equipment & Supplies - 12.0%
Cooper Cos., Inc.(a)	85,861	5,400,657
Insulet Corp.(a)	38,048	6,549,583
Penumbra, Inc.(a)	36,963	12,067,680
STERIS PLC	45,152	9,792,566
TransMedics Group, Inc.(a)	94,312	9,505,706
UFP Technologies, Inc.(a)	46,421	8,895,656
		52,211,848

	Shares	Value
Hotels, Restaurants & Leisure - 1.7%
Dutch Bros, Inc. - Class A(a)	126,514	$7,275,820
Insurance - 1.1%
Kinsale Capital Group, Inc.	15,132	4,896,867
Life Sciences Tools & Services - 4.0%
Medpace Holdings, Inc.(a)	21,682	9,077,386
Repligen Corp.(a)	69,834	8,262,061
		17,339,447
Machinery - 2.3%
Lincoln Electric Holdings, Inc.	36,937	9,788,305
Oil, Gas & Consumable Fuels - 2.4%
Range Resources Corp.	239,413	10,414,465
Personal Care Products - 1.6%
elf Beauty, Inc.(a)	110,403	7,062,480
Pharmaceuticals - 2.2%
Prestige Consumer Healthcare, Inc.(a)	170,357	9,594,506
Professional Services - 1.5%
ExlService Holdings, Inc.(a)	198,432	6,326,012
Semiconductors & Semiconductor Equipment - 7.2%
Credo Technology Group Holding Ltd.(a)	27,474	4,780,751
Entegris, Inc.	77,598	10,970,805
Rambus, Inc.(a)	134,287	15,457,777
		31,209,333
Software - 5.7%
Commvault Systems, Inc.(a)	50,095	4,953,394
PTC, Inc.(a)	63,412	8,643,056
Rubrik, Inc. - Class A(a)	208,436	11,084,626
		24,681,076
Specialty Retail - 5.8%
Boot Barn Holdings, Inc.(a)	59,828	10,257,510
Floor & Decor Holdings, Inc. - Class A(a)	153,475	7,428,190
Tractor Supply Co.	216,528	7,600,133
		25,285,833
TOTAL COMMON STOCKS (Cost $393,831,568)		420,406,606
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Industrial REITs - 1.6%
Terreno Realty Corp.	108,610	7,081,372
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,622,843)		7,081,372

The accompanying notes are an integral part of these financial statements.

5

CONGRESS SMID GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Treasury Obligations Fund - Class X, 3.59%(b)	5,952,797	$5,952,797
TOTAL MONEY MARKET FUNDS (Cost $5,952,797)		5,952,797
TOTAL INVESTMENTS - 100.0% (Cost $406,407,208)		$433,440,775
Liabilities in Excess of Other Assets - (0.0)%(c)		(177,664)
TOTAL NET ASSETS - 100.0%		$433,263,111

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

CONGRESS ETFs
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	Congress Intermediate Bond ETF	Congress Large Cap Growth ETF	Congress SMid Growth ETF
ASSETS:
Investments, at value	$351,528,114	$375,211,003	$433,440,775
Interest receivable	3,661,670	—	—
Dividends receivable	12,529	26,167	69,747
Receivable for investments sold	—	759,081	—
Receivable for fund shares sold	—	771,194	948,258
Cash	20,100	—	2,847,791
Total assets	355,222,413	376,767,445	437,306,571
LIABILITIES:
Payable to custodian	—	770,837	—
Payable to Adviser	94,729	192,531	240,188
Payable for investments purchased	29,697,662	—	10,240
Payable for fund shares redeemed	—	779,676	3,793,032
Total liabilities	29,792,391	1,743,044	4,043,460
Commitments and contingencies (Note 3)	—	—	—
NET ASSETS	$325,430,022	$375,024,401	$433,263,111
Net Assets Consist of:
Paid-in capital	$325,082,181	$304,329,129	$395,659,300
Total distributable earnings	347,841	70,695,272	37,603,811
Total net assets	$325,430,022	$375,024,401	$433,263,111
Net assets	$325,430,022	$375,024,401	$433,263,111
Shares issued and outstanding (unlimited shares authorized without par value)	13,140,000	9,620,000	13,360,000
Net asset value per share	$24.77	$38.98	$32.43
Cost:
Investments, at cost	$351,851,412	$296,573,094	$406,407,208

The accompanying notes are an integral part of these financial statements.

7

CONGRESS ETFs
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)

	Congress Intermediate Bond ETF	Congress Large Cap Growth ETF	Congress SMid Growth ETF
INVESTMENT INCOME:
Dividend income	$127,891	$950,484	$997,134
Less: dividend withholding taxes	—	(3,807)	—
Interest income	7,429,856	—	—
Total investment income	7,557,747	946,677	997,134
EXPENSES:
Investment advisory fee	616,489	1,096,253	1,439,389
Total expenses	616,489	1,096,253	1,439,389
Net investment income/(loss)	6,941,258	(149,576)	(442,255)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	250,121	(3,052,555)	(13,158,870)
In-kind redemptions	796,609	1,559,983	28,200,482
Net realized gain (loss)	1,046,730	(1,492,572)	15,041,612
Net change in unrealized appreciation (depreciation) on:
Investments	(4,416,042)	(1,667,353)	(24,467,939)
Net change in unrealized appreciation (depreciation)	(4,416,042)	(1,667,353)	(24,467,939)
Net realized and unrealized gain (loss)	(3,369,312)	(3,159,925)	(9,426,327)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,571,946	$(3,309,501)	$(9,868,582)

The accompanying notes are an integral part of these financial statements.

8

CONGRESS ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Congress Intermediate Bond ETF		Congress Large Cap Growth ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$6,941,258	$10,718,266	$(149,576)	$(84,181)
Net realized gain (loss)	1,046,730	(274,667)	(1,492,572)	6,056,490
Net change in unrealized appreciation (depreciation)	(4,416,042)	5,654,455	(1,667,353)	49,460,621
Net increase (decrease) in net assets from operations	3,571,946	16,098,054	(3,309,501)	55,432,930
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,974,864)	(10,704,002)	(3,041)	(154,184)
Total distributions to shareholders	(6,974,864)	(10,704,002)	(3,041)	(154,184)
CAPITAL TRANSACTIONS:
Shares sold	20,787,689	270,965,027	40,281,240	66,922,293
Shares redeemed	(51,328,530)	(3,003,084)	(4,807,639)	(27,785,626)
ETF transaction fees	4,825	28,813	346	1,896
Net increase (decrease) in net assets from capital transactions	(30,536,016)	267,990,756	35,473,947	39,138,563
Net increase (decrease) in net assets	(33,938,934)	273,384,808	32,161,405	94,417,309
NET ASSETS:
Beginning of the period	359,368,956	85,984,148	342,862,996	248,445,687
End of the period	$325,430,022	$359,368,956	$375,024,401	$342,862,996
SHARES TRANSACTIONS
Shares sold	830,000	10,980,000	1,100,000	1,910,000
Shares redeemed	(2,050,000)	(120,000)	(130,000)	(770,000)
Total increase (decrease) in shares outstanding	(1,220,000)	10,860,000	970,000	1,140,000

The accompanying notes are an integral part of these financial statements.

9

CONGRESS ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Congress SMid Growth ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(442,255)	$(367,447)
Net realized gain (loss)	15,041,612	1,648,999
Net change in unrealized appreciation (depreciation)	(24,467,939)	39,562,071
Net increase (decrease) in net assets from operations	(9,868,582)	40,843,623
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,274)
Total distributions to shareholders	—	(1,274)
CAPITAL TRANSACTIONS:
Shares sold	130,156,196	168,368,834
Shares redeemed	(74,112,825)	(18,568,488)
Net increase (decrease) in net assets from capital transactions	56,043,371	149,800,346
Net increase (decrease) in net assets	46,174,789	190,642,695
NET ASSETS:
Beginning of the period	387,088,322	196,445,627
End of the period	$433,263,111	$387,088,322
SHARES TRANSACTIONS
Shares sold	3,990,000	5,560,000
Shares redeemed	(2,340,000)	(630,000)
Total increase (decrease) in shares outstanding	1,650,000	4,930,000

The accompanying notes are an integral part of these financial statements.

10

CONGRESS INTERMEDIATE BOND ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.03	$24.57	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.49	0.99	0.14
Net realized and unrealized gain (loss) on investments(c)	(0.26)	0.43	(0.49)
Total from investment operations	0.23	1.42	(0.35)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.96)	(0.08)
Total distributions	(0.49)	(0.96)	(0.08)
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$24.77	$25.03	$24.57
Total return(e)	0.94%	5.88%	(1.40)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$325,430	$359,369	$85,984
Ratio of expenses to average net assets(f)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)	3.94%	4.00%	3.84%
Portfolio turnover rate(e)(g)	36%	50%	7%

(a)	Inception date of the Fund was September 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

CONGRESS LARGE CAP GROWTH ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$39.64	$33.08	$24.26	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	(0.01)	0.04	0.01
Net realized and unrealized gain (loss) on investments(c)	(0.64)	6.59	8.82	(0.75)
Total from investment operations	(0.66)	6.58	8.86	(0.74)
LESS DISTRIBUTIONS FROM:
Net investment income	0.00(d)	(0.02)	(0.04)	—
Total distributions	0.00(d)	(0.02)	(0.04)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$38.98	$39.64	$33.08	$24.26
Total return(e)	(1.65)%	19.88%	36.55%	(2.95)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$375,024	$342,863	$248,446	$13,102
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	(0.09)%	(0.03)%	0.12%	0.20%
Portfolio turnover rate(e)(g)	21%	25%	33%	7%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

CONGRESS SMID GROWTH ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$33.06	$28.97	$22.68	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.04)	(0.03)	—
Net realized and unrealized gain (loss) on investments(c)	(0.60)	4.13	6.33	(2.32)
Total from investment operations	(0.63)	4.09	6.30	(2.32)
LESS DISTRIBUTIONS FROM:
Net investment income	—	0.00(d)	(0.01)	—
Total distributions	—	0.00(d)	(0.01)	—
Net asset value, end of period	$32.43	$33.06	$28.97	$22.68
Total return(e)	(1.89)%	14.09%	27.78%	(9.28)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$433,263	$387,088	$196,446	$11,339
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	(0.21)%	(0.13)%	(0.09)%	0.06%
Portfolio turnover rate(e)(g)	39%	23%	23%	1%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Large Cap Growth ETF, SMid Growth ETF, and Intermediate Bond ETF (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Large Cap Growth ETF and SMid Growth ETF commenced operations on August 22, 2023. The Intermediate Bond ETF commenced operations on September 9, 2025.
Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Large Cap Growth ETF’s investment objective is to seek long-term capital growth. SMid Growth ETF’s investment objective is to seek long-term capital appreciation. Intermediate Bond ETF’s investment objective is to seek maximize total return.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Congress Asset Management, LLP (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

14

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026. See the Schedules of Investments for industry breakouts.
Intermediate Bond ETF

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$170,442,053	$—	$170,442,053
U.S. Treasury Securities	—	122,136,099	—	122,136,099
Collateralized Mortgage Obligations	—	31,043,398	—	31,043,398
Asset-Backed Securities	—	11,881,335	—	11,881,335
Money Market Funds	16,025,229	—	—	16,025,229
Total Investments in Securities	$16,025,229	$335,502,885	$—	$351,528,114

Large Cap Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$360,162,971	$—	$—	$360,162,971
Real Estate Investment Trusts	9,639,247	—	—	9,639,247
Money Market Funds	5,408,785	—	—	5,408,785
Total Investments in Securities	$375,211,003	$—	$—	$375,211,003

SMid Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$420,406,606	$—	$—	$420,406,606
Real Estate Investment Trusts	7,081,372	—	—	7,081,372
Money Market Funds	5,952,797	—	—	5,952,797
Total Investments in Securities	$433,440,775	$—	$—	$433,440,775

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

15

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.
As of the year ended October 31, 2025, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Capital Loss Carryover		Post-October Losses
	Short-term	Long-term	Capital	Ordinary Late Year Losses
Intermediate Bond ETF	$428,919	$26,476	$ —	$—
Large Cap Growth ETF	$6,082,340	$—	$—	$142,789
SMid Growth ETF	$1,278,139	$—	$—	$369,528

As of October 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, as of October 31, 2025, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

16

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
New Accounting Pronouncement. In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly unitary fee. For each of the Funds, the Advisor is entitled to a monthly unitary fee as compensation for its services at the annual rates, based on the average daily net assets of each Fund, shown in the following table:

Current
Intermediate Bond ETF	0.35%
Large Cap Growth ETF	0.65%
SMid Growth ETF	0.68%

The advisory fees incurred during the period ended April 30, 2026, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers

17

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
of the Trust and the Chief Compliance Officer are also employees of Fund Services. For the period ended April 30, 2026, the fees paid by the Advisers to Fund Services were as follows:

Fees Paid to Fund Services
Intermediate Bond ETF	$66,706
Large Cap Growth ETF	64,361
SMid Growth ETF	71,989
Total	$203,056

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the period ended April 30, 2026, were as follows:

Fund	Purchases	Sales/Maturities	Purchases In-Kind	Sales In-Kind
Intermediate Bond ETF	107,289,022	81,460,279	16,620,427	48,926,344
Large Cap Growth ETF	64,398,128	66,199,798	39,273,160	4,700,864
SMid Growth ETF	92,978,424	90,179,889	125,474,906	71,822,200

There were no purchases or sales of long-term U.S. Government securities for Large Cap Growth ETF and SMid Growth ETF for the period ended April 30, 2026. There were $9,953,585 of in-kind purchases, $28,147,640 in-kind sales, $20,963,756 purchases, and $44,742,825 sales of long-term U.S. Government securities for Intermediate Bond ETF for the period ended April 30, 2026.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period ended April 30, 2026, and the year ended October 31, 2025 as applicable, were as follows:
Intermediate Bond ETF:

	April 30, 2026	October 31, 2025
Distributions paid from:
Ordinary income	$6,974,864	$10,704,002
Long-term capital gain[1]	—	—
	$6,974,864	$10,704,002

Large Cap Growth ETF:

	April 30, 2026	October 31, 2025
Distributions paid from:
Ordinary income	$3,041	$154,184
Long-term capital gain[1]	—	—
	$3,041	$154,184

18

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
SMid Growth ETF:

	April 30, 2026	October 31, 2025
Distributions paid from:
Ordinary income	$—	$1,274
Long-term capital gain[1]	—	—
	$—	$1,274

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).
The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2025 were as follows2:

	Intermediate Bond ETF	Large Cap Growth ETF	SMid Growth ETF
Cost of investments	$351,880,005	$262,794,175	$338,114,435
Gross tax unrealized appreciation	4,383,671	83,643,441	81,894,706
Gross tax unrealized depreciation	(294,379)	(3,410,498)	(32,774,646)
Net unrealized appreciation (depreciation)	4,089,292	80,232,943	49,120,060
Undistributed ordinary income	116,862	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	116,862	—	—
Other accumulated gains (losses)	(455,395)	(6,225,129)	(1,647,667)
Total distributable (accumulated) earnings (losses)	$3,750,759	$74,007,814	$47,472,393

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.
NOTE 6 – CREDIT FACILITY
Effective February 21, 2025, U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. The Trust secured an uncommitted umbrella line of credit used for the benefit of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, Congress Small Cap Growth Fund, and Congress Intermediate Bond ETF (the “Borrowing Funds”) in the amount of the lesser of (a) $150,000,000 or, (b) 20% of respective Borrowing Fund’s market value, or (c) 33.33% of respective Borrowing Fund’s net assets. The credit facility is with the Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the Bank’s prime rate. The prime rate was 6.75%, as of April 30, 2026. Interest expense for the period ended April 30, 2026, if applicable, is paid by the Advisor.
The Intermediate Bond ETF did not have any borrowings outstanding as of or during the period ended April 30, 2026.
NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. The Funds issue and redeem Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Units is made up of at least 10,000 Shares, though these amounts may change from time to time. The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.

19

CONGRESS ETFs
ADDITIONAL INFORMATION
April 30, 2026
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at https://etfs.congressasset.com/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at https://etfs.congressasset.com/. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the reporting period.

20

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	7/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Criag Benton, President/Principal Executive Officer

Date	7/8/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	7/8/2026

* Print the name and title of each signing officer under his or her signature.